CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Revenues	[1]	₫ 28,712,051	$ 1,203,052,500	₫ 14,965,591	₫ 16,028,182
Related party
Revenues		₫ 19,716,922	$ 826,100,000	₫ 2,378,858	₫ 516,546

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,716,922 million (USD826.1 million), respectively.